MERRILL LYNCH GLOBAL VALUE FUND, INC.

Supplement dated August 7, 2006 to the
Prospectus dated April 24, 2006


The following changes will be made to the Prospectus of Merrill Lynch Global Value Fund, Inc. (the "Fund").

The section captioned "About the Portfolio Managers" appearing on page 9 of the Fund's Prospectus is amended as follows:

The description of the Fund's portfolio managers is deleted and the following description is inserted below the heading:

The Fund is managed by a team of investment professionals who participate in the team's research process and stock selection. Dennis W. Stattman is the Fund's senior portfolio manager and Dan Chamby and Romualdo Roldan are the Fund's associate portfolio managers. In addition, the section captioned "Management of the Fund -
Merrill Lynch Investment Managers, L.P." appearing on page 39 of the Fund's Prospectus is amended as follows:

The description of the Fund's portfolio management team is deleted and replaced with the following description:

The Fund is managed by a team of investment professionals
 who participate in the research process and stock selection. Dennis W. Stattman, the Fund's senior portfolio manager, and Dan Chamby and Romualdo Roldan, the Fund's associate portfolio managers, are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Stattman, the overall investment supervisor for the Fund, has been the Fund's senior portfolio manager since 2006. Mr. Stattman has been a Managing Director of the Manager since 2000 and has been a portfolio manager with the Manager and its affiliates since 1989. Mr. Chamby has been the Fund's associate portfolio manager since 2006. Mr. Chamby has been a Director of the Manager since 2000 and has been a portfolio manager with the Manager and its affiliates since 2003. Mr. Roldan has been the Fund's associate portfolio manager since 2006. Mr. Roldan has been a Director of the Manager since 2000, was a Vice President from 1998 to 2000 and has been a portfolio manager thereof since 1999.





Code #19001-0406SUP